EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Revenues	$ 5,693	$ 4,836	$ 4,913
Operating and other expenses	(3,408)	(3,545)	(2,993)
Net income	1,990	1,515	1,636
Income/(loss) from equity investments	920	714	$ 773
Balance Sheet
Current assets	2,305	2,209
Non-current assets	21,865	20,647
Current liabilities	(2,060)	(2,049)
Non-current liabilities	$ (11,461)	$ (9,042)